Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
Spectrum Global Balanced
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	951,801	29,978	981,779	Dec. 2014	Feb. 2013
2011	1,229,274	(8,497)	1,220,777	Dec. 2013	Jan. 2012

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
The net unrealized gains (losses) on open contracts at December 31, reported as a component of "Trading Equity" on the Statements of Financial Condition, and their longest contract maturities were as follows:

Spectrum Currency
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	–	43,205	43,205	–	Feb. 2013
2011	–	(88,387)	(88,387)	–	Mar. 2012

Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
Spectrum Select
	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	2,503,274	48,080	2,551,354	Mar. 2017	Mar. 2013
2011	5,995,510	406,389	6,401,899	Mar. 2016	Mar. 2012

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
Spectrum Technical
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	(1,651,077)	609,533	(1,041,544)	Jun. 2017	Apr. 2013
2011	8,196,777	569,394	8,766,171	Mar. 2015	Mar. 2012